The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities One [Member]
IfrsStatementLineItems [Line Items]
Contract terms	1 year
Nominal rate	5.34%	5.69%
Real rate	0.86%	1.05%
Lease Liabilities Two [Member]
IfrsStatementLineItems [Line Items]
Contract terms	2 years
Nominal rate	5.24%	5.96%
Real rate	1.02%	2.61%
Lease Liabilities Three [Member]
IfrsStatementLineItems [Line Items]
Contract terms	3 years
Nominal rate	6.83%	6.80%
Real rate	2.60%	2.53%
Lease Liabilities Four [Member]
IfrsStatementLineItems [Line Items]
Contract terms	4 years
Nominal rate	8.49%	8.50%
Real rate	4.41%	4.56%
Lease Liabilities Five [Member]
IfrsStatementLineItems [Line Items]
Contract terms	5 years
Nominal rate	9.69%	8.98%
Real rate	4.85%	4.40%
Lease Liabilities Six [Member]
IfrsStatementLineItems [Line Items]
Contract terms	6 years
Nominal rate	10.61%
Real rate	5.15%
Lease Liabilities Seven [Member]
IfrsStatementLineItems [Line Items]
Contract terms	7 years
Nominal rate	11.18%
Real rate	10.56%
Lease Liabilities Eight [Member]
IfrsStatementLineItems [Line Items]
Contract terms	8 years
Nominal rate		10.47%
Real rate		5.71%
Lease Liabilities Nine [Member]
IfrsStatementLineItems [Line Items]
Contract terms	9 years
Nominal rate		10.75%
Real rate		5.97%
Lease Liabilities Ten [Member]
IfrsStatementLineItems [Line Items]
Contract terms	10 years
Nominal rate		11.39%
Real rate		6.64%
Lease Liabilities Eleven [Member]
IfrsStatementLineItems [Line Items]
Contract terms	12 years
Nominal rate	9.85%
Real rate	5.55%
Lease Liabilities Twelve [Member]
IfrsStatementLineItems [Line Items]
Contract terms	13 years
Nominal rate	12.44%	11.68%
Real rate	6.70%	7.38%
Lease Liabilities Thirteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	14 years
Nominal rate	13.12%	11.84%
Real rate	6.77%	7.13%
Lease Liabilities Fourteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	16 years
Nominal rate	13.01%
Real rate	6.70%
Lease Liabilities Fifteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	17 years
Nominal rate	12.95%	13.26%
Real rate	7.07%	9.00%
Lease Liabilities Sixteen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	18 years
Lease Liabilities Seventeen [Member]
IfrsStatementLineItems [Line Items]
Contract terms	20 years